Shareowners' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Shareowners' Equity

NOTE 15. SHAREOWNERS’ EQUITY

(In millions)	2014	2013	2012

Preferred stock issued	$-	$-	$-
Common stock issued	$702	$702	$702
Accumulated other comprehensive income
Balance at January 1	$(9,120)	$(20,230)	$(23,974)
Other comprehensive income before reclassifications	(12,087)	8,844	841
Reclassifications from other comprehensive income	3,035	2,266	2,903
Other comprehensive income, net, attributable to GE	(9,052)	11,110	3,744
Balance at December 31	$(18,172)	$(9,120)	$(20,230)
Other capital
Balance at January 1	$32,494	$33,070	$33,693
Gains (losses) on treasury stock dispositions and other(a)	395	(576)	(623)
Balance at December 31	$32,889	$32,494	$33,070
Retained earnings
Balance at January 1	$149,051	$144,055	$137,786
Net earnings attributable to the Company	15,233	13,057	13,641
Dividends and other transactions with shareowners	(8,951)	(8,061)	(7,372)
Balance at December 31	$155,333	$149,051	$144,055
Common stock held in treasury
Balance at January 1	$(42,561)	$(34,571)	$(31,769)
Purchases	(1,950)	(10,466)	(5,295)
Dispositions	1,918	2,476	2,493
Balance at December 31	$(42,593)	$(42,561)	$(34,571)
Total equity
GE shareowners' equity balance at December 31	$128,159	$130,566	$123,026
Noncontrolling interests balance at December 31	8,674	6,217	5,444
Total equity balance at December 31	$136,833	$136,783	$128,470

(a) 2014 included $440 million related to the excess of the net proceeds from the Synchrony Financial IPO over the carrying value of the interest sold.

Shares of GE Preferred Stock

On October 16, 2008, we issued 30,000 shares of 10% cumulative perpetual preferred stock (par value $1.00 per share) having an aggregate liquidation value of $3,000 million, and warrants to purchase 134,831,460 shares of common stock (par value $0.06 per share) to Berkshire Hathaway Inc. (Berkshire Hathaway) for net proceeds of $2,965 million in cash. The proceeds were allocated to the preferred shares ($2,494 million) and the warrants ($471 million) on a relative fair value basis and recorded in other capital. The warrants were exercisable through October 16, 2013, at an exercise price of $22.25 per share of common stock and were to be settled through physical share issuance. The terms of the warrants were amended in January 2013 to allow for net share settlement where the total number of issued shares is based on the amount by which the average market price of GE common stock over the 20 trading days preceding the date of exercise exceeds the exercise price of $22.25. On October 16, 2013, Berkshire Hathaway Inc. (Berkshire Hathaway) exercised in full their warrants to purchase shares of GE common stock and on October 17, 2013, GE delivered 10.7 million shares to Berkshire Hathaway. The transaction had equal and offsetting effects on other capital and common stock held in treasury.

The preferred stock was redeemable at our option three years after issuance at a price of 110% of liquidation value plus accrued and unpaid dividends. On September 13, 2011, we provided notice to Berkshire Hathaway that we would redeem the shares for the stated redemption price of $3,300 million, plus accrued and unpaid dividends. In connection with this notice, we recognized a preferred dividend of $806 million (calculated as the difference between the carrying value and redemption value of the preferred stock), which was recorded as a reduction to earnings attributable to common shareowners and common shareowners’ equity. The preferred shares were redeemed on October 17, 2011.

GE has 50 million authorized shares of preferred stock ($1.00 par value). No shares were issued and outstanding as of December 31, 2014 and 2013.

Shares of GE Common Stock

On December 14, 2012, we increased the existing authorization by $10 billion to $25 billion for our share repurchase program and extended the program (which would have otherwise expired on December 31, 2013) through 2015. On February 12, 2013, we increased the existing authorization by an additional $10 billion resulting in authorization to repurchase up to a total of $35 billion of our common stock through 2015. Under this program, on a book basis, we repurchased shares of 73.6 million, 432.6 million and 248.6 million for a total of $1,901 million, $10,375 million and $5,185 million for the years ended 2014, 2013 and 2012 respectively.

GE’s authorized common stock consists of 13,200,000,000 shares having a par value of $0.06 each.

Common shares issued and outstanding are summarized in the following table.

December 31 (In thousands)	2014	2013	2012

Issued	11,693,841	11,693,841	11,693,841
In treasury	(1,636,461)	(1,632,960)	(1,288,216)
Outstanding	10,057,380	10,060,881	10,405,625

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

(In millions)	2014	2013	2012

Investment securities
Balance at January 1	$307	$677	$(30)
Other comprehensive income (loss) (OCI) before reclassifications –
net of deferred taxes of $353, $(407) and $387(a)	562	(692)	683
Reclassifications from OCI – net of deferred taxes
of $84, $222 and $13	146	318	22
Other comprehensive income (loss)(b)	708	(374)	705
Less OCI attributable to noncontrolling interests	2	(4)	(2)
Balance at December 31	$1,013	$307	$677

Currency translation adjustments (CTA)
Balance at January 1(c)	$283	$412	$133
OCI before reclassifications – net of deferred taxes	(2,600)	510	474
of $(129), $(613) and $(266)
Reclassifications from OCI – net of deferred taxes
of $213, $793 and $54	(129)	(818)	(174)
Other comprehensive income (loss)(b)	(2,729)	(308)	300
Less OCI attributable to noncontrolling interests	(19)	(22)	21
Balance at December 31	$(2,427)	$126	$412

Cash flow hedges
Balance at January 1(c)	$(414)	$(722)	$(1,176)
OCI before reclassifications – net of deferred taxes	(610)	738	385
of $23, $250 and $392
Reclassifications from OCI – net of deferred taxes
of $34, $(177) and $(245)	844	(271)	68
Other comprehensive income (loss)(b)	234	467	453
Less OCI attributable to noncontrolling interests	-	2	(1)
Balance at December 31	$(180)	$(257)	$(722)

Benefit plans
Balance at January 1	$(9,296)	$(20,597)	$(22,901)
Prior service credit (costs) - net of deferred taxes
of $219, $(5) and $304	396	(6)	534
Net actuarial gain (loss) – net of deferred taxes
of $(5,332), $4,506 and $(574)	(9,849)	8,269	(1,396)
Net curtailment/settlement - net of deferred taxes
of $41, $0 and $123	72	-	174
Prior service cost amortization – net of deferred taxes
of $241, $267 and $326	349	397	497
Net actuarial loss amortization – net of deferred taxes
of $859, $1,343 and $1,278	1,753	2,640	2,490
Other comprehensive income (loss)(b)	(7,279)	11,300	2,299
Less OCI attributable to noncontrolling interests	3	(1)	(5)
Balance at December 31	$(16,578)	$(9,296)	$(20,597)

Accumulated other comprehensive income (loss) at December 31	$(18,172)	$(9,120)	$(20,230)

(a) Includes adjustments of $960 million, $(1,171) million and $527 million in 2014, 2013 and 2012, respectively, to deferred acquisition costs, present value of future profits, and investment contracts, insurance liabilities and insurance annuity benefits in our run-off insurance operations to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.

(b) Total other comprehensive income (loss) was $(9,066) million, $11,085 million and $3,757 million in 2014, 2013 and 2012, respectively.

(c) Includes a $157 million reclassification between 2014 opening balances in Currency Translation Adjustments and Cash Flow Hedges.

RECLASSIFICATION OUT OF AOCI

(In millions)	2014	2013	2012	Statement of Earnings Caption

Available-for-sale securities
Realized gains (losses) on
sale/impairment of securities	$(230)	$(540)	$(35)	Other income
	84	222	13	Benefit (provision) for income taxes
	$(146)	$(318)	$(22)	Net of tax
Currency translation adjustments
Gains (losses) on dispositions	$(84)	$25	$120	Costs and expenses
	213	793	54	Benefit (provision) for income taxes
	$129	$818	$174	Net of tax
Cash flow hedges
Gains (losses) on interest rate derivatives	$(234)	$(364)	$(499)	Interest and other financial charges
Foreign exchange contracts	(666)	564	792	(a)
Other	22	248	(116)	(b)
	(878)	448	177	Total before tax
	34	(177)	(245)	Benefit (provision) for income taxes
	$(844)	$271	$(68)	Net of tax
Benefit plan items
Curtailment loss	$(113)	$-	$-	(c)
Amortization of prior service costs	(590)	(664)	(823)	(c)
Amortization of actuarial gains (losses)	(2,612)	(3,983)	(3,768)	(c)
	(3,315)	(4,647)	(4,591)	Total before tax
	1,141	1,610	1,604	Benefit (provision) for income taxes
	$(2,174)	$(3,037)	$(2,987)	Net of tax

Total reclassification adjustments	$(3,035)	$(2,266)	$(2,903)	Net of tax

  Included $(607) million, $608 million and $894 million in GECC revenues from services and $(59) million, $(44) million and $(102) million in interest and other financial charges in 2014, 2013 and 2012, respectively.
  Primarily recorded in costs and expenses.
  Curtailment loss, amortization of prior service costs and actuarial gains and losses out of AOCI are included in the computation of net periodic pension costs. See Note 12 for further information.

Noncontrolling Interests

Noncontrolling interests in equity of consolidated affiliates includes common shares in consolidated affiliates and preferred stock issued by our affiliates.

GECC preferred stock is presented as noncontrolling interests in the GE consolidated Statement of Financial Position. GECC preferred stock dividends are presented as noncontrolling interests in the GE consolidated Statement of Earnings. The balance is summarized as follows.

December 31 (In millions)	2014	2013

GECC preferred stock	$4,950	$4,950
Synchrony Financial	2,531	-
Other noncontrolling interests in consolidated affiliates(a)	1,193	1,267
Total	$8,674	$6,217

(a) Consisted of a number of individually insignificant noncontrolling interests in partnerships and consolidated affiliates.

CHANGES TO NONCONTROLLING INTERESTS

(In millions)	2014	2013	2012

Beginning balance	$6,217	$5,444	$1,696
Net earnings	183	298	223
GECC issuance of preferred stock	-	990	3,960
GECC preferred stock dividend	(322)	(298)	(123)
Dividends	(74)	(80)	(42)
Dispositions	(81)	(175)	-
Synchrony Financial IPO	2,393	-	-
Other (including AOCI)(a)	358	38	(270)
Ending balance	$8,674	$6,217	$5,444

(a) Includes research & development partner funding arrangements, acquisitions and eliminations.

Other

During the second quarter of 2013, GECC issued 10,000 shares of non-cumulative perpetual preferred stock with a $0.01 par value for proceeds of $990 million. The preferred shares bear an initial fixed interest rate of 5.25% through June 15, 2023, bear a floating rate equal to three-month LIBOR plus 2.967% thereafter and are callable on June 15, 2023. Dividends on the GECC preferred stock are payable semiannually, in June and December, with the first payment on this issuance made in December 2013.

During 2012, GECC issued 40,000 shares of non-cumulative perpetual preferred stock with a $0.01 par value for proceeds of $3,960 million. Of these shares, 22,500 bear an initial fixed interest rate of 7.125% through June 15, 2022, bear a floating rate equal to three-month LIBOR plus 5.296% thereafter and are callable on June 15, 2022, and 17,500 shares bear an initial fixed interest rate of 6.25% through December 15, 2022, bear a floating rate equal to three-month LIBOR plus 4.704% thereafter and are callable on December 15, 2022. Dividends on the GECC preferred stock are payable semi-annually, in June and December, with the first payment made in December 2012.

GECC paid quarterly dividends of $2,000 million, $1,930 million and $1,926 million and special dividends of $1,000 million, $4,055 million and $4,500 million to GE for the years ended 2014, 2013 and 2012, respectively.